Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan	Apr. 30, 2023 JPY (¥) shares
May 1, 2018 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	5,000,000
Ordinary shares, Accumulated	1,000
Amount, JPY (in Yen) | ¥	¥ 10,000,000
July 3, 2018 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	5,000,000
Ordinary shares, Accumulated	2,000
Amount, JPY (in Yen) | ¥	¥ 10,000,000
May 13, 2019 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	600,000
Ordinary shares, Accumulated	2,120
Amount, JPY (in Yen) | ¥	¥ 30,000,000
July 3, 2019 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	200,000
Ordinary shares, Accumulated	2,160
Amount, JPY (in Yen) | ¥	¥ 10,000,000
July 16, 2019 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued		[1]
Ordinary shares, Accumulated	108,000	[1]
Amount, JPY (in Yen) | ¥		[1]
August 9, 2019 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	800,000
Ordinary shares, Accumulated	116,000
Amount, JPY (in Yen) | ¥	¥ 40,000,000
September 24, 2019 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	400,000
Ordinary shares, Accumulated	120,000
Amount, JPY (in Yen) | ¥	¥ 20,000,000
December 27, 2019 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	400,000
Ordinary shares, Accumulated	124,000
Amount, JPY (in Yen) | ¥	¥ 50,000,000
April 30, 2020 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	725,200
Ordinary shares, Accumulated	131,252
Amount, JPY (in Yen) | ¥	¥ 175,498,400
July 31, 2020 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	383,400
Ordinary shares, Accumulated	135,086
Amount, JPY (in Yen) | ¥	¥ 103,518,000
May 31, 2021 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued	330,800
Ordinary shares, Accumulated	138,394
Amount, JPY (in Yen) | ¥	¥ 200,134,000
October 26, 2021 [Member]
Shareholders' Equity (Details) - Schedule of Stock Company Incorporated In Japan Pursuant to the Laws of Japan [Line Items]
Ordinary shares, Issued		[2]
Ordinary shares, Accumulated	13,839,400	[2]
Amount, JPY (in Yen) | ¥		[2]

[1]	On July 1, 2019, shareholders of the Company approved an increase in the number of the Company’s authorized Ordinary Shares from 2,160 to 108,000 and the Company’s board of directors approved a forward split of the Company’s outstanding Ordinary Shares at a ratio of 50-for-1 share, which became effective on July 16, 2019.
[2]	On October 25, 2021, shareholders of the Company approved an increase in the number of the Company’s authorized Ordinary Shares from 138,394 to 13,839,400 and the Company’s board of directors approved a forward split of the Company’s outstanding Ordinary Shares at a ratio of 100-for-1 share, which became effective on October 26, 2021.